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JENNIFER M. GOODMAN ATTORNEY AT LAW +1 (312) 609-7732 jgoodman@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, DC • LONDON • SAN FRANCISCO
May 2, 2013

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Driehaus Mutual Funds (“Registrant”)

File Nos. 333-05265 and 811-07655

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information, both dated April 30, 2013, as filed on April 26, 2013 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Jennifer M. Goodman
Jennifer M. Goodman

JMG/mme

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